Capital Disclosures	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Capital Disclosures	Capital Disclosures
The Company has defined its capital to mean its long-term debt and consolidated shareholders' equity, as determined at each reporting date.
The Company's objectives when managing its capital structure are to maintain financial flexibility and balance to enable the Company to access capital markets to sustain its on-going operations and support its growth strategies. The Company primarily monitors capital on the basis of an internally derived financial measure referred to as its "debt to book capitalization ratio", which is the ratio of current and long-term debt less cash and cash equivalents divided by the sum of the carrying value of shareholders' equity plus current and long-term debt less cash and cash equivalents. The Company's internal targeted range for its debt to book capitalization ratio is 25% to 45%. The ratio may fall below or exceed the targeted range depending on the execution of the Company's capital program, commodity price and foreign currency volatility, and the timing of acquisitions. As at December 31, 2025, the ratio was within the target range at 26%.
Readers are cautioned that the debt to book capitalization ratio is not defined by IFRS Accounting Standards and this financial measure may not be comparable to similar measures presented by other companies. Further, there are no assurances that the Company will continue to use this measure to monitor capital or will not alter the method of calculation of this measure in the future.

	2025	2024
Long-term debt	$16,617	$18,819
Less: cash and cash equivalents	673	131
Long-term debt, net	$15,944	$18,688
Total shareholders' equity	$44,366	$39,468
Debt to book capitalization	26%	32%
The Company is subject to a financial covenant that requires debt to book capitalization as defined in its credit facility agreements to not exceed 65%. As at December 31, 2025, the Company was in compliance with this covenant.